EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.18

Report Pulled:	6/20/2025
Loan Count:	581 / 632
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	50	8.61%
Appraised Value	13	2.24%
CLTV	14	2.41%
Debt Service Coverage Ratio	357	61.45%
First Payment Due Date	5	0.86%
Loan Purpose	17	2.93%
LTV	47	8.09%
Maturity Date	6	1.03%
Original Interest Rate	4	0.69%
Original Loan Amount	5	0.86%
Original Qualifying FICO Score	17	2.93%
Origination/Note Date	80	13.77%
Originator Back-End DTI	2	0.34%
Property Type	44	6.96%
Subject Street Address	5	0.79%
Subject Zipcode	6	0.95%
The Original Principal and Interest Payment Amount	7	1.20%